Finance Expense - Summary of Finance Expense and Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Interest on:
Financial liabilities at amortised cost and associated derivatives	£ 478	£ 567	£ 489
Finance leases	16	15	14
Derivatives	14	12	11
Fair value movements on derivatives not in a designated hedge relationship	1	(2)	(5)
Reclassification of cash flow hedge from other comprehensive income	34	(1)	3
Unwinding of discount on provisions	15	16	8
Interest payable on ultimate parent company borrowings	18	25	20
Total finance expense	794	842	769
Specific items	218	210	229
Interest on available-for-sale investments	5	6	8
Interest on loans and receivables	7	7	6
Other interest and similar income			23
Interest income on loans to immediate and ultimate parent company	203	219	352
Total finance income	215	232	389
Net finance expense	579	610	380
Before Specific Items [Member]
Interest on:
Total finance expense	576	632	540
Total finance income	215	232	389
Net finance expense	£ 361	£ 400	£ 151